UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (86.6%)
	---------- ALABAMA --------
$680	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$555
910	Auburn University	3.000	12/01/2018	9.16	729
	---------- CALIFORNIA --------
49	Azusa Pacific University	3.750	04/01/2015	10.88	43
205	California State University	3.000	11/01/2013	8.93	196
1,218	California State University	3.000	11/01/2019	8.99	992
204	Lassen Junior College District	3.000	04/01/2020	10.27	155
655	University Student Co-Operative Association	3.000	04/01/2019	10.70	504
	---------- DELAWARE --------
2	Wesley College	3.375	05/01/2013	10.88	2
	---------- FLORIDA --------
355	University of Florida	3.000	07/01/2014	10.15	308
	---------- GEORGIA --------
28	Emmanuel College	3.000	11/01/2013	10.45	26
78	Mercer University	3.000	05/01/2014	10.58	73
320	Paine College	3.000	10/01/2016	10.45	273
	---------- INDIANA --------
2,060	Vincennes University	3.000	06/01/2023	9.02	1,469
	---------- IOWA --------
90	Simpson College	3.000	07/01/2016	10.58	73
	---------- MARYLAND --------
62	Hood College	3.625	11/01/2014	10.54	58
444	Morgan State University	3.000	11/01/2014	10.56	405

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	---------- MASSACHUSETTS --------
$33	Hampshire College	3.000	07/01/2013	10.75	$30
172	Hampshire College	3.000	02/01/2014	10.70	154
8	Springfield College	3.500	05/01/2013	10.67	8
1,232	Tufts University	3.000	10/01/2021	10.39	903
	---------- MISSISSIPPI --------
308	Millsaps College	3.000	11/01/2021	10.34	227
760	Mississippi State University	3.000	12/01/2020	9.64	567
	---------- MISSOURI --------
60	Drury College	3.000	04/01/2015	10.63	54
	---------- NEW HAMPSHIRE --------
45	New England College	3.000	04/01/2016	10.77	38
	---------- NEW JERSEY --------
650	Fairleigh Dickinson University	3.000	11/01/2017	10.39	538
110	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	99
450	Rider College	3.625	11/01/2013	10.42	434
147	Rider College	3.000	05/01/2017	10.70	121
	---------- NEW Mexico --------
247	College of Santa Fe	3.000	10/01/2018	10.43	201
	---------- NEW YORK --------
175	Daemen College	3.000	04/01/2016	10.77	148
162	Long Island University	3.625	06/01/2014	10.49	150

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	---------- NORTH CAROLINA --------
$150	Elizabeth City State University	3.000	10/01/2017	10.02	$126
186	Saint Mary’s College	3.000	06/01/2020	10.14	138
	---------- OHIO --------
175	Wittenberg University	3.000	05/01/2015	10.76	154
92	Wittenberg University	3.000	11/01/2017	10.39	76
	---------- OREGON --------
298	George Fox College	3.000	07/01/2018	10.64	241
	---------- PENNSYLVANIA --------
360	Carnegie-Mellon University	3.000	11/01/2017	10.51	298
170	Drexel University	3.500	05/01/2014	10.53	157
40	Lycoming College	3.625	05/01/2014	10.64	37
75	Lycoming College	3.750	05/01/2015	10.62	67
20	Moravian College	3.375	11/01/2012	10.52	20
1,214	Philadelphia College of Art	3.000	01/01/2022	10.62	847
55	Saint Vincent College	3.500	05/01/2013	10.86	52
81	Seton Hill College	3.625	11/01/2014	10.53	74
490	Villanova University	3.000	04/01/2019	10.70	377
	---------- SOUTH CAROLINA --------
905	Benedict College	3.000	11/01/2020	10.36	685
	---------- TENNESSEE --------
81	Hiwassee College	3.000	09/15/2018	10.58	64
	---------- TEXAS --------
685	Southwest Texas State University	3.000	10/01/2015	9.51	612
177	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	173
130	Texas Southern University	3.500	04/01/2013	10.45	128
305	University of Saint Thomas	3.000	10/01/2019	10.41	237

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A) (Unaudited)	Amortized Cost
		---------- VERMONT --------
$20		Champlain College	3.000	12/01/2013		10.19	$18
169		Saint Michael’s College	3.000	05/01/2013		10.60	163
		---------- VIRGINIA --------
98		Lynchburg College	3.750	05/01/2015		10.64	89
235		Lynchburg College	3.000	05/01/2018		10.68	189
175		Marymount University	3.000	05/01/2016		10.52	149
1,432		Norfolk State University	3.000	12/01/2021		9.77	1,033
		---------- WEST VIRGINIA --------
11		Bethany College	3.375	11/01/2012		10.54	11
110		Bethany College	3.000	11/01/2017		10.40	91
25		Bethany College	3.000	11/01/2012		10.40	24
		---------- WISCONSIN --------
185		Marian College	3.000	10/01/2016		10.45	158
		---------- DISTRICT OF COLUMBIA --------
1,417		Georgetown University	3.000	11/01/2020		10.36	1,073
3,765		Georgetown University	4.000	11/01/2020		10.52	2,953
		---------- PUERTO RICO --------
696		Inter American University of Puerto Rico	3.000	01/01/2017		10.94	570

25,946	(B)	Total College and University Loans					20,617

		Allowance for Loan Losses					(367)

		Net Loans of the Trust					20,250

		INVESTMENT AGREEMENTS (13.4%)
506		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750	506
2,638		JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(C)	7.050	2,638

3,144		Total Investment Agreements					3,144

$29,090		Total Investments (100.0%)					$23,394

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis of the loans is approximately $25,946.
(C)	Terminate at the earlier of December 1, 2018 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two
By (Signature and Title)*	/s/ Laura S Cawley, Vice President
Date	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President
Date	October 26, 2012

*	Print the name and title of each signing officer under his or her signature.